SHAREHOLDERS' EQUITY (Details 1) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	[1]	Dec. 31, 2023	[1]
Number of Options outstanding
Beginning balance	[1]	3,079,252
Granted	[1]	32,802
Exercised		(671,366)
Expired and forfeited		(84,708)
Ending balance		2,355,980
Exercisable	[1]	1,745,150
Weighted-Average Exercise Price
Beginning balance	[1]	$ 48.82
Granted	[1]	0
Exercised		18.7
Expired and forfeited		76.22
Ending balance		55.74
Exercisable	[1]	$ 43.91
Weighted Average Remaining Contractual life, Outstanding		6 years 5 months 4 days	6 years 8 months 15 days
Weighted Average Remaining Contractual life, Exercisable	[1]	6 years 18 days
Aggregate Intrinsic Value, outstanding		$ 436,030			$ 435,699
Aggregate Intrinsic Value, exercisable	[1]	$ 343,640

[1]	Includes 73,074 performance options granted to the Company’s Co-CEOs in 2022, 74,108 in 2023, and 22,481 in 2024, as applicable.